9. EMPLOYEE/DIRECTOR EQUITY INCENTIVE PLANS (Details 1) - $ / shares	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Employeedirector Equity Incentive Plans Details 1
Options outstanding, beginning	1,419,068	785,284
Options granted	423,000	699,850
Options forfeited	(264,290)	(66,066)
Options outstanding, ending	1,577,778	1,419,068
Outstanding beginning, Weighted-Average Exercise Price	$ 3.23	$ 5.78
Options granted, Weighted-Average Exercise Price	.85	1.33
Options forfeited, Weighted-Average Exercise Price	3.22	13.23
Outstanding, ending, Weighted-Average Exercise Price	$ 2.60	$ 3.23
Average remaining contractual life (in years)	5 years 8 months 27 days	6 years 1 month 2 days